Revenue - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2019
Revenue From Contract With Customers [Line Items]
Revenue expected to be recognised in future periods		£ 14,296
Contract liability recognised as revenue	£ 1,216
Impairment losses on contract assets	£ 36
ICT and Managed Networks and Equipment and Other Services [Member]
Revenue From Contract With Customers [Line Items]
Revenue expected to be recognised in future periods		£ 9,425
Expected revenue recognition period		five years
Fixed Access and Mobile Subscription [Member]
Revenue From Contract With Customers [Line Items]
Revenue expected to be recognised in future periods		£ 4,871
Expected revenue recognition period		two years